Note 1 - Organization and Principal Activities (Detail) - Assets and Liabilities of the VIEs and their subsidiaries, before intercompany elimination: (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total assets	$ 121,370,995	$ 159,976,683	$ 180,090,582
Total liabilities	40,654,444	69,140,442
VIEs And Their Subsidiaries, Before Intercompany Elimination [Member]
Total assets	39,592,530	33,120,325
Total liabilities	$ 17,141,853	$ 16,431,574